Quarterly portfolio holdings
John Hancock
Disciplined Value Fund
U.S. equity
June 30, 2025
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Fund’s investments

As of 6-30-25 (unaudited)
	Shares	Value
Common stocks 98.7%		$17,615,580,631
(Cost $13,564,030,095)
Communication services 4.6%		816,509,284
Entertainment 1.8%
The Walt Disney Company	2,654,188	329,145,854
Interactive media and services 1.3%
Alphabet, Inc., Class A	1,301,429	229,350,833
Media 0.5%
Omnicom Group, Inc.	1,230,515	88,523,249
Wireless telecommunication services 1.0%
T-Mobile US, Inc.	711,363	169,489,348
Consumer discretionary 6.9%		1,231,187,939
Automobile components 0.6%
Aptiv PLC (A)	1,539,443	105,020,801
Broadline retail 2.2%
Amazon.com, Inc. (A)	1,760,779	386,297,303
Hotels, restaurants and leisure 0.9%
Booking Holdings, Inc.	29,730	172,114,105
Specialty retail 3.2%
AutoNation, Inc. (A)	808,673	160,642,891
AutoZone, Inc. (A)	72,884	270,562,171
The Home Depot, Inc.	372,438	136,550,668
Consumer staples 9.2%		1,649,579,260
Beverages 2.4%
Coca-Cola Europacific Partners PLC	1,336,324	123,903,961
The Coca-Cola Company	4,209,982	297,856,227
Consumer staples distribution and retail 3.4%
Sysco Corp.	3,440,875	260,611,873
U.S. Foods Holding Corp. (A)	4,541,256	349,722,125
Personal care products 0.5%
Kenvue, Inc.	4,316,337	90,340,933
Tobacco 2.9%
Philip Morris International, Inc.	2,894,329	527,144,141
Energy 6.6%		1,184,834,461
Energy equipment and services 0.4%
Schlumberger, Ltd.	2,374,210	80,248,298
Oil, gas and consumable fuels 6.2%
Canadian Natural Resources, Ltd.	2,619,182	82,242,315
Cenovus Energy, Inc.	8,476,275	115,277,340
ConocoPhillips	2,508,526	225,115,123
Diamondback Energy, Inc.	1,740,304	239,117,770
Marathon Petroleum Corp.	1,732,535	287,791,389
ONEOK, Inc.	1,899,329	155,042,226
Financials 23.3%		4,149,947,250
Banks 7.4%
Huntington Bancshares, Inc.	15,081,268	252,762,052
JPMorgan Chase & Co.	2,736,443	793,322,190
Wells Fargo & Company	3,374,044	270,328,405
Capital markets 6.0%
Blue Owl Capital, Inc.	2,570,264	49,374,771
Intercontinental Exchange, Inc.	577,012	105,864,392
2	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
LPL Financial Holdings, Inc.	824,249	$309,068,648
Morgan Stanley	1,784,141	251,314,101
The Charles Schwab Corp.	1,991,389	181,694,332
The Goldman Sachs Group, Inc.	234,333	165,849,181
Consumer finance 2.9%
American Express Company	972,062	310,068,337
Capital One Financial Corp.	953,696	202,908,361
Financial services 3.5%
Apollo Global Management, Inc.	714,976	101,433,645
Corpay, Inc. (A)	701,397	232,737,553
Fidelity National Information Services, Inc.	3,575,448	291,077,222
Insurance 3.5%
Aon PLC, Class A	623,167	222,321,059
Arthur J. Gallagher & Company	344,640	110,326,157
Chubb, Ltd.	326,107	94,479,720
The Allstate Corp.	1,018,415	205,017,124
Health care 10.5%		1,874,032,187
Biotechnology 1.8%
AbbVie, Inc.	1,697,847	315,154,360
Health care equipment and supplies 1.1%
Medtronic PLC	2,227,325	194,155,920
Health care providers and services 6.7%
Cencora, Inc.	1,110,760	333,061,386
Centene Corp. (A)	1,129,612	61,315,339
Elevance Health, Inc.	332,420	129,298,083
McKesson Corp.	402,823	295,180,638
Quest Diagnostics, Inc.	1,050,882	188,769,934
UnitedHealth Group, Inc.	608,217	189,745,457
Pharmaceuticals 0.9%
AstraZeneca PLC, ADR	2,394,835	167,351,070
Industrials 15.6%		2,786,313,307
Aerospace and defense 2.1%
General Dynamics Corp.	725,258	211,528,748
L3Harris Technologies, Inc.	642,165	161,080,669
Air freight and logistics 0.7%
CH Robinson Worldwide, Inc.	1,366,779	131,142,445
Building products 0.5%
Allegion PLC	636,354	91,711,338
Electrical equipment 1.4%
Emerson Electric Company	1,015,742	135,428,881
Hubbell, Inc.	268,150	109,515,142
Ground transportation 3.3%
Norfolk Southern Corp.	865,668	221,585,038
Uber Technologies, Inc. (A)	3,837,364	358,026,061
Industrial conglomerates 1.9%
Honeywell International, Inc.	1,467,835	341,829,415
Machinery 1.9%
Flowserve Corp.	1,332,291	69,745,434
Fortive Corp.	1,798,351	93,748,038
Wabtec Corp.	847,145	177,349,806
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	3

	Shares	Value
Industrials (continued)
Passenger airlines 0.5%
United Airlines Holdings, Inc. (A)	1,089,629	$86,767,157
Professional services 2.1%
Jacobs Solutions, Inc.	1,346,481	176,994,927
KBR, Inc.	1,790,240	85,824,106
Leidos Holdings, Inc.	717,509	113,194,220
Trading companies and distributors 1.2%
United Rentals, Inc.	293,127	220,841,882
Information technology 12.0%		2,138,166,325
Electronic equipment, instruments and components 3.6%
Flex, Ltd. (A)	5,220,509	260,607,809
Keysight Technologies, Inc. (A)	1,228,267	201,263,831
Ralliant Corp. (A)	599,450	29,067,347
Trimble, Inc. (A)	1,959,447	148,878,783
Semiconductors and semiconductor equipment 5.2%
Applied Materials, Inc.	1,155,186	211,479,901
Microchip Technology, Inc.	4,111,799	289,347,296
Micron Technology, Inc.	1,745,418	215,122,769
NXP Semiconductors NV	989,745	216,249,385
Software 1.9%
Oracle Corp.	1,557,470	340,509,666
Technology hardware, storage and peripherals 1.3%
Dell Technologies, Inc., Class C	1,840,453	225,639,538
Materials 5.5%		989,740,102
Construction materials 1.8%
CRH PLC	3,519,801	323,117,732
Metals and mining 3.7%
Kinross Gold Corp.	19,931,167	311,524,140
Newmont Corp.	2,196,335	127,958,477
Reliance, Inc.	349,469	109,698,319
Teck Resources, Ltd., Class B (B)	2,908,406	117,441,434
Utilities 4.5%		795,270,516
Electric utilities 3.5%
Entergy Corp.	1,953,431	162,369,185
FirstEnergy Corp.	5,757,829	231,810,196
PPL Corp.	6,622,635	224,441,100
Multi-utilities 1.0%
CenterPoint Energy, Inc.	4,808,112	176,650,035

	Yield (%)	Shares	Value
Short-term investments 1.2%			$212,883,412
(Cost $212,883,412)
Short-term funds 1.2%			212,883,412
John Hancock Collateral Trust (C)	4.2596(D)	354,741	3,548,257
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2560(D)	209,335,155	209,335,155

Total investments (Cost $13,776,913,507) 99.9%	$17,828,464,043
Other assets and liabilities, net 0.1%	18,991,634
Total net assets 100.0%	$17,847,455,677

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
4	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-25. The value of securities on loan amounted to $3,465,315.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-25.
The fund had the following country composition as a percentage of net assets on 6-30-25:
United States	89.7%
Canada	3.5%
United Kingdom	2.9%
Ireland	2.2%
Netherlands	1.2%
Other countries	0.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	354,741	—	$4,374,950	$(826,703)	$10	—	—	—	$3,548,257
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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